AB Value Fund

Portfolio of Investments

August 31, 2023 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.7%
Health Care – 16.8%
Health Care Equipment & Supplies – 3.9%
Medtronic PLC	120,809	$9,845,933
Zimmer Biomet Holdings, Inc.	46,722	5,565,525

		15,411,458

Health Care Providers & Services – 5.6%
Centene Corp.(a)	93,447	5,761,007
Laboratory Corp. of America Holdings	38,333	7,977,097
UnitedHealth Group, Inc.	18,158	8,653,740

		22,391,844

Life Sciences Tools & Services – 1.8%
Thermo Fisher Scientific, Inc.	12,815	7,139,237

Pharmaceuticals – 5.5%
Bristol-Myers Squibb Co.	93,221	5,747,075
Merck & Co., Inc.	111,480	12,149,090
Roche Holding AG (Sponsored ADR)	103,623	3,795,711

		21,691,876

		66,634,415

Industrials – 13.9%
Aerospace & Defense – 0.5%
Spirit AeroSystems Holdings, Inc. - Class A(b)	87,567	1,866,928

Building Products – 1.5%
Builders FirstSource, Inc.(a)	41,496	6,018,580

Construction & Engineering – 1.0%
MasTec, Inc.(a)	37,787	3,759,429

Electrical Equipment – 5.6%
Eaton Corp. PLC	69,608	16,035,595
Regal Rexnord Corp.	13,141	2,131,339
Sensata Technologies Holding PLC	112,672	4,238,720

		22,405,654

Machinery – 3.5%
PACCAR, Inc.	169,158	13,920,012

Professional Services – 1.8%
Robert Half, Inc.	98,279	7,268,715

		55,239,318

Financials – 13.7%
Banks – 7.6%
Bank of America Corp.	338,462	9,703,705
Comerica, Inc.	81,292	3,910,958
First Citizens BancShares, Inc./NC - Class A	2,239	3,045,936
Wells Fargo & Co.	326,286	13,472,349

		30,132,948

Capital Markets – 1.7%
Morgan Stanley	78,493	6,683,679

Company	Shares	U.S. $ Value
Insurance – 4.4%
Fidelity National Financial, Inc.	52,460	$2,171,844
Progressive Corp. (The)	83,674	11,167,969
Reinsurance Group of America, Inc.	31,088	4,309,418

		17,649,231

		54,465,858

Information Technology – 12.4%
Semiconductors & Semiconductor Equipment – 6.1%
Lam Research Corp.	15,754	11,065,609
NXP Semiconductors NV	62,975	12,955,217

		24,020,826

Software – 4.8%
Gen Digital, Inc.	379,523	7,685,341
Oracle Corp.	94,018	11,318,827

		19,004,168

Technology Hardware, Storage & Peripherals – 1.5%
Western Digital Corp.(a)	135,962	6,118,290

		49,143,284

Energy – 8.7%
Energy Equipment & Services – 2.8%
Baker Hughes Co.	308,941	11,180,575

Oil, Gas & Consumable Fuels – 5.9%
Cameco Corp.	151,040	5,588,480
EOG Resources, Inc.	60,599	7,794,244
Exxon Mobil Corp.	63,606	7,072,351
Valero Energy Corp.	20,717	2,691,138

		23,146,213

		34,326,788

Consumer Staples – 7.6%
Beverages – 2.2%
Coca-Cola Co. (The)	142,941	8,552,160

Consumer Staples Distribution & Retail – 4.4%
Walmart, Inc.	108,097	17,577,653

Household Products – 1.0%
Procter & Gamble Co. (The)	26,112	4,030,126

		30,159,939

Communication Services – 7.6%
Diversified Telecommunication Services – 3.9%
Charter Communications, Inc. - Class A(a)	16,830	7,373,560
Comcast Corp. - Class A	171,028	7,997,269

		15,370,829

Entertainment – 1.1%
Walt Disney Co. (The)(a)	53,945	4,514,118

Company	Shares	U.S. $ Value
Interactive Media & Services – 0.8%
Alphabet, Inc. - Class C(a)	23,932	$3,287,060

Wireless Telecommunication Services – 1.8%
T-Mobile US, Inc.(a)	50,664	6,902,970

		30,074,977

Consumer Discretionary – 6.1%
Hotels, Restaurants & Leisure – 2.5%
Hyatt Hotels Corp. - Class A(b)	35,047	3,939,633
Restaurant Brands International, Inc.(b)	85,436	5,933,530

		9,873,163

Household Durables – 0.8%
PulteGroup, Inc.	39,048	3,204,279

Specialty Retail – 2.2%
AutoZone, Inc.(a)	1,111	2,812,308
Lowe’s Cos., Inc.	26,646	6,141,370

		8,953,678

Textiles, Apparel & Luxury Goods – 0.6%
Tapestry, Inc.	70,171	2,338,098

		24,369,218

Materials – 4.6%
Chemicals – 2.9%
LyondellBasell Industries NV - Class A	117,839	11,638,958

Metals & Mining – 1.7%
ATI, Inc.(a)	144,545	6,552,225

		18,191,183

Utilities – 4.3%
Electric Utilities – 2.0%
American Electric Power Co., Inc.	103,468	8,111,891

Multi-Utilities – 2.3%
Ameren Corp.	114,520	9,078,001

		17,189,892

Real Estate – 4.0%
Industrial REITs – 1.2%
Prologis, Inc.	39,847	4,948,997

Specialized REITs – 2.8%
CubeSmart	127,069	5,300,048
VICI Properties, Inc.	187,749	5,790,179

		11,090,227

		16,039,224

Total Common Stocks (cost $334,170,111)		395,834,096

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.0%
Investment Companies – 0.0%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(c) (d) (e) (cost $86,331)	86,331	$86,331

Total Investments Before Security Lending Collateral for Securities Loaned – 99.7% (cost $334,256,442)		395,920,427

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.9%
Investment Companies – 1.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 5.28%(c) (d) (e) (cost $7,630,698)	7,630,698	7,630,698

Total Investments – 101.6% (cost $341,887,140)(f)		403,551,125
Other assets less liabilities – (1.6)%		(6,330,007)

Net Assets – 100.0%		$397,221,118

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $74,556,188 and gross unrealized depreciation of investments was $(12,892,203), resulting in net unrealized appreciation of $61,663,985.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

REIT – Real Estate Investment Trust

AB Value Fund

August 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$395,834,096	$—	$—	$395,834,096
Short-Term Investments	86,331	—	—	86,331
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	7,630,698	—	—	7,630,698

Total Investments in Securities	403,551,125	—	—	403,551,125
Other Financial Instruments(b)	—	—	—	—

Total	$403,551,125	$—	$—	$403,551,125

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 08/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$1,142	$101,151	$102,207	$86	$42
Government Money Market Portfolio*	0	24,110	16,479	7,631	92
Total	$1,142	$125,261	$118,686	$7,717	$134

*	Investments of cash collateral for securities lending transactions.